Interest and financing service fees on loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and financing service fees on loans [Abstract]
Interest income on loans	¥ 1,759,906,523	¥ 1,812,996,763	¥ 2,906,171,249
Financing service fees on loans	¥ 10,445,122	¥ 15,691,147	¥ 47,309,748